NOTE 15: OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Note 15 Operating Expenses
Disclosure of detailed information about Operating expenses
		Years ended December 31,
	Note	2018	2017	2016
Salaries and benefits	20	1,786,804	$1,205,514	$1,053,305
Rent		272,768	267,272	160,135
Advertising and promotion		306,799	171,814	60,353
Telephone and internet		97,028	–	88,485
Other		54,282	392,408	225,729
		2,517,681	$2,037,008	$1,588,007